EXCELSIOR FUNDS, INC.

International Fund

Supplement dated June 14, 2007

to the Equity Funds’ and

Institutional Shares’ Prospectuses,

each dated July 31, 2006, as supplemented

September 18, 2006, November 6, 2006,

December 4, 2006 and March 21, 2007

Supplement dated June 14, 2007

to the Statement of Additional Information

dated July 31, 2006, as amended September 29,

2006 and as supplemented November 9, 2006,

March 20, 2007, April 24, 2007,

May 17, 2007 and May 22, 2007

EXCELSIOR FUNDS TRUST

International Equity Fund

Supplement dated June 14, 2007

to the Equity Funds’ and

Institutional Shares’ Prospectuses,

each dated July 31, 2006, as supplemented

September 18, 2006, November 6, 2006,

December 4, 2006 and March 21, 2007

Supplement dated June 14, 2007

to the Statement of Additional Information

dated July 31, 2006,

as supplemented November 9, 2006,

March 20, 2007, April 24, 2007,

May 17, 2007 and May 22, 2007

THE INFORMATION SET FORTH BELOW IS EFFECTIVE JUNE 22, 2007

This supplement provides new and additional information beyond that contained in the Prospectuses and Statements of Additional Information and should be read in conjunction with the Prospectuses and Statements of Additional Information.

Reiner Triltsch has resigned from his position with the investment adviser and will no longer serve as portfolio co-manager of the International and International Equity Funds. Accordingly, the information with regard to Mr. Triltsch in the section entitled “Portfolio Managers” in each Prospectus and Statement of Additional Information listed above is deleted. In addition, each Prospectus listed above is hereby amended to reflect that David J. Linehan and Donald Elefson serve as portfolio co-managers of the International and International Equity Funds and are responsible for the day-to-day management of these Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE